Loans and Allowance for Loan Losses (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	$ 2,156	$ 2,735
With no related allowance recorded, Interest Recognized For The Period Ended	13	65
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	7,915	6,454
With an allowance recorded, Interest Recognized For The Period Ended	243	220
Total, Average Recorded Investment	10,071	9,189
Total, Interest Recognized For The Period Ended	256	285
Commercial, financial, and agricultural
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	957	669
With no related allowance recorded, Interest Recognized For The Period Ended	0	13
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	1,536	899
With an allowance recorded, Interest Recognized For The Period Ended	33	23
Residential real estate
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	826	1,713
With no related allowance recorded, Interest Recognized For The Period Ended	13	52
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	4,575	3,553
With an allowance recorded, Interest Recognized For The Period Ended	149	114
Commercial real estate
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	373	353
With no related allowance recorded, Interest Recognized For The Period Ended	0	0
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	1,641	1,842
With an allowance recorded, Interest Recognized For The Period Ended	61	83
Commercial real estate | Construction
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	49	51
With an allowance recorded, Interest Recognized For The Period Ended	0	0
Consumer
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	114	109
With an allowance recorded, Interest Recognized For The Period Ended	$ 0	$ 0